Finance and operating lease agreements - Operating leases (Details) BRL in Thousands	12 Months Ended
Dec. 31, 2017 BRL
Land leases
Minimum payments of future operating leases
Future minimum payments, operating leases	BRL 1,843,737
Coastal transport
Minimum payments of future operating leases
Future minimum payments, operating leases	BRL 472,962
Term of contract	20 years
Ocean transport
Minimum payments of future operating leases
Future minimum payments, operating leases	BRL 2,389,869
Term of contract	25 years
Forestry partnership agreements
Minimum payments of future operating leases
Future minimum payments, operating leases	BRL 0
Maximum | Land leases
Minimum payments of future operating leases
Term of contract	21 years
Maximum | Forestry partnership agreements
Minimum payments of future operating leases
Term of contract	24 years
Not later than one year | Land leases
Minimum payments of future operating leases
Future minimum payments, operating leases	BRL 178,004
Not later than one year | Coastal transport
Minimum payments of future operating leases
Future minimum payments, operating leases	78,827
Not later than one year | Ocean transport
Minimum payments of future operating leases
Future minimum payments, operating leases	106,090
Later than one year and not later than three years | Land leases
Minimum payments of future operating leases
Future minimum payments, operating leases	343,792
Later than one year and not later than three years | Coastal transport
Minimum payments of future operating leases
Future minimum payments, operating leases	157,654
Later than one year and not later than three years | Ocean transport
Minimum payments of future operating leases
Future minimum payments, operating leases	212,180
Later than three years and not later than six years | Land leases
Minimum payments of future operating leases
Future minimum payments, operating leases	427,108
Later than three years and not later than six years | Coastal transport
Minimum payments of future operating leases
Future minimum payments, operating leases	236,481
Later than three years and not later than six years | Ocean transport
Minimum payments of future operating leases
Future minimum payments, operating leases	318,270
Later than six years | Land leases
Minimum payments of future operating leases
Future minimum payments, operating leases	894,833
Later than six years | Ocean transport
Minimum payments of future operating leases
Future minimum payments, operating leases	BRL 1,753,329